Note Transfers of financial assets and servicing assets (Initial fair value of assets obtained as proceeds from residential mortgage loans securitized) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	$ 516,022	$ 468,931
GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	413,000	376,000
FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	94,000	86,000
Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	494,820	445,984
Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	412,500	376,186
Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	82,320	69,798
Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	9,337	6,898
Debt securities available-for-sale
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	11,865	16,049
Debt securities available-for-sale | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	11,865	16,049
Level 1
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Debt securities available-for-sale
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Debt securities available-for-sale | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 2
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	506,685	462,033
Level 2 | Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	494,820	445,984
Level 2 | Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	412,500	376,186
Level 2 | Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	82,320	69,798
Level 2 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 2 | Debt securities available-for-sale
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	11,865	16,049
Level 2 | Debt securities available-for-sale | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	11,865	16,049
Level 3
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	9,337	6,898
Level 3 | Trading account debt securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account debt securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account debt securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	9,337	6,898
Level 3 | Debt securities available-for-sale
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Debt securities available-for-sale | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	$ 0	$ 0